Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	$ 5,714	$ 5,743
Total intangible assets Beginning balance	4,215	4,232
Goodwill Net additions/ (disposals)	(5)	(5)
Total intangible assets Net additions/ (disposals)	326	310
Effect of changes in foreign exchange rates	(58)	(24)
Goodwill Ending balance	5,651	5,714
Total goodwill and intangible assets Net additions/ (disposals)	321	305
Total goodwill and intangible assets Beginning balance	9,929	9,975
Amortization expense	246	289
Effect of changes in foreign exchange rates	(31)	(38)
Effect of changes in foreign exchange rates - Total intangible assets	(89)	(62)
Total goodwill and intangible assets Ending balance	9,915	9,929
Total intangible assets Ending balance	4,264	4,215
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	806	801
Total intangible assets Net additions/ (disposals)	131	59
Amortization expense	44	42
Effect of changes in foreign exchange rates - Total intangible assets	(5)	(12)
Total intangible assets Ending balance	888	806
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	738	795
Total intangible assets Net additions/ (disposals)	(2)
Amortization expense	48	54
Effect of changes in foreign exchange rates - Total intangible assets	(1)	(3)
Total intangible assets Ending balance	687	738
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,059	991
Total intangible assets Net additions/ (disposals)	198	262
Amortization expense	148	189
Effect of changes in foreign exchange rates - Total intangible assets	(18)	(5)
Total intangible assets Ending balance	1,091	1,059
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	52	61
Total intangible assets Net additions/ (disposals)	2	(9)
Amortization expense	6	4
Effect of changes in foreign exchange rates - Total intangible assets	1	4
Total intangible assets Ending balance	49	52
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,655	2,648
Total intangible assets Net additions/ (disposals)	329	312
Amortization expense	246	289
Effect of changes in foreign exchange rates - Total intangible assets	(23)	(16)
Total intangible assets Ending balance	2,715	2,655
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	764	779
Effect of changes in foreign exchange rates - Total intangible assets	(3)	(15)
Total intangible assets Ending balance	761	764
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	796	805
Total intangible assets Net additions/ (disposals)	(3)	(2)
Effect of changes in foreign exchange rates - Total intangible assets	(5)	(7)
Total intangible assets Ending balance	788	796
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,560	1,584
Total intangible assets Net additions/ (disposals)	(3)	(2)
Effect of changes in foreign exchange rates - Total intangible assets	(8)	(22)
Total intangible assets Ending balance	$ 1,549	$ 1,560